Loans and Borrowings (Tables)	6 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	March 31, 2026	September 30, 2025
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	98,225	98,641
Vendor Loan	2029	217,408	217,408
Vendor Loan - interest payable	N/A	8,720	3,983
Senior Notes	2029	428,500	428,500
		1,127,853	1,123,532
Senior Note initial embedded derivative		28,637	28,638
Less: amortization under the effective interest method		(24,732)	(24,160)
		1,131,758	1,128,010

Current liabilities
EUR Term Loan - interest payable	N/A	2,048	2,242
USD Term Loan - current portion	2026	5,069	5,090
USD Term Loan - interest payable	N/A	420	428
Senior Notes - interest payable	N/A	9,373	9,373
		16,910	17,133